DWS Treasury Portfolio Average Annual Total Returns - DWS US Trsy Money Fund Cl S [Member] - DWS U.S. Treasury Money Fund Class S - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	2.33%	1.61%
Performance Inception Date	May 18, 2007